Frost LKCM Small-Mid Cap Equity Fund (Second Prospectus Summary) | Frost LKCM Small-Mid Cap Equity Fund
FROST LKCM SMALL-MID CAP EQUITY FUND
INVESTMENT OBJECTIVE
The Frost LKCM Small-Mid Cap Equity Fund (the "Fund") seeks to maximize long-term capital appreciation.

FUND FEES AND EXPENSES
The table below describes the fees and expenses that you may pay if you buy and hold Institutional Class Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Annual Fund Operating Expenses		Frost LKCM Small-Mid Cap Equity Fund Institutional Shares
Management Fees		0.90%
Other Expenses		0.36%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses	[1]	1.27%
[1]	The Total Annual Fund Operating Expenses in this fee table do not correlate to the expense ratio in the Fund's Financial Highlights because the Financial Highlights include only the direct operating expenses incurred by the Fund, and exclude Acquired Fund Fees and Expenses.

EXAMPLE
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Frost LKCM Small-Mid Cap Equity Fund Institutional Shares	129	403	697	1,534

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 53% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small- and mid-capitalization companies. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. The Fund considers small- and mid-capitalization companies to be those companies with total market capitalizations between $1 billion and $7 billion at the time of initial purchase. The equity securities in which the

Fund may invest include common stocks, preferred stocks, convertible securities, rights and warrants.

The Fund intends to invest in companies that the Fund's sub-adviser, Luther

King Capital Management Corporation ("LKCM"), believes are likely to have above-average growth in revenue, above-average earnings and/or the potential for above-average capital appreciation.  In selecting investments for the Fund,

LKCM performs analyses of financial and fundamental criteria to identify high-quality companies, focusing on the following characteristics:

         o  Consistently high profitability;

         o  Strong balance sheets;

         o  Competitive advantages;

         o  High and/or improving financial returns;

         o  Free cash flow;

         o  Reinvestment opportunities; and

         o  Prominent market share positions.

The Fund does not sell stocks simply because they are no longer within LKCM's capitalization range used for the initial purchase.

PRINCIPAL RISKS
As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT

INSURED OR GUARANTEED BY THE FDIC, OR ANY GOVERNMENT AGENCY. The principal risks affecting shareholders' investments in the Fund are set forth below.

EQUITY RISK -- Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time.

Historically, the equity markets have moved in cycles, and the value of the

Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response.  These factors contribute to price volatility, which is the principal risk of investing in the Fund.

SMALL- AND MID-CAPITALIZATION COMPANY RISK -- The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small- and mid-sized companies may pose additional risks,

including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group.  Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

FOREIGN COMPANY RISK -- Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security,

poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

PERFORMANCE INFORMATION
The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns for 1 year and since inception compare with those of a broad measure of market performance. Of course, the Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available on the Fund's website at

www.frostbank.com or by calling 1-877-71-FROST.

BEST QUARTER  WORST QUARTER

18.83%        (6.98)%

(09/30/2009)  (06/30/2010)

The performance information shown above is based on a calendar year. The Fund's performance for Institutional Class Shares from 1/1/11 to 9/30/11 was (13.17)%.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns will depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2010
Average Annual Total Returns Frost LKCM Small-Mid Cap Equity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Shares	FUND RETURN BEFORE TAXES	35.76%	5.49%	Apr. 25, 2008
Institutional Shares After Taxes on Distributions	FUND RETURN AFTER TAXES ON DISTRIBUTIONS	35.76%	5.49%	Apr. 25, 2008
Institutional Shares After Taxes on Distributions and Sales	FUND RETURN AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES	23.25%	4.70%	Apr. 25, 2008
RUSSELL 2500 INDEX RETURN	RUSSELL 2500 INDEX RETURN (REFLECTS NO DEDUCTION FOR FEES, EXPENSES, OR TAXES)	26.71%	4.58%	Apr. 25, 2008